CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value			$ 0.00005
Ordinary shares, shares authorized	2,000,000,000	3,508,990
Class A Ordinary shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	1,599,935,000	1,599,935,000
Ordinary shares, shares issued	1,063,813,210	710,078,070	430,127,692
Ordinary shares, shares outstanding	1,063,813,210	710,078,070
Class A Ordinary shares | Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	1,599,935,000	1,599,935,000
Ordinary shares, shares issued	1,063,813,210	710,078,070
Ordinary shares, shares outstanding	1,063,813,210	710,078,070
Class B Ordinary shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	99	99	99
Ordinary shares, shares outstanding	99	99	99
Class B Ordinary shares | Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value	$ 0.00005
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	99	99
Class A preference shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Preference Shares, Par Value	$ 0.00005	$ 0.00005
Preference Shares, Shares Authorized	65,000	65,000
Preference Shares, Shares Issued	65,000	65,000
Preference Shares, Shares Outstanding	65,000	65,000
Class A preference shares | Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Preference Shares, Par Value	$ 0.00005	$ 0.00005
Preference Shares, Shares Authorized	65,000	65,000
Preference Shares, Shares Issued	65,000	65,000